Operating Expenses by Nature - Schedule of operating expenses by nature - stock based compensation (Details) - CAD ($) $ in Thousands	12 Months Ended
	Jul. 31, 2020	Jul. 31, 2019
Expenses by nature [abstract]
General and administrative related share-based compensation	$ 24,650	$ 26,322
Marketing and promotion related share-based compensation	1,140	1,686
Total operating expense related share-based compensation	25,790	28,008
Share based compensation capitalized to inventory	6,105	1,724
Total share-based compensation	$ 31,895	$ 29,732